Convertible Notes	12 Months Ended
Sep. 30, 2025
Convertible Notes [Abstract]
CONVERTIBLE NOTES

NOTE 11 – CONVERTIBLE NOTES

In the year of 2024, the Company entered into two convertible notes agreement with Streeterville Capital, LLC, a Utah limited liability company. Detail of two convertible notes agreement as follow:

Convertible notes 1: On January 19, 2024, the Company entered into a securities purchase agreement with Streeterville Capital, LLC, relating to the issuance and sale of a senior unsecured convertible note in the principal amount of $550,000, at a purchase price of $500,000. The Note is convertible into Ordinary Shares, par value $0.025 (par value $0.001 prior to split) per share, of the Company.

On January 22, 2024, the Company completed its issuance and sale to the Buyer of the Note pursuant to the Securities Purchase Agreement. The gross proceeds from the sale of the Note were $500,000, prior to deducting transaction fees and estimated expenses.

The Note bears a simple interest at a rate of 7% per annum. All outstanding principal and accrued interest on the Note will become due and payable on January 22, 2025 (the “Maturity Date”), which is twelve (12) months after the purchase price of the Note is delivered by the Buyer to the Company. The Note includes an original issue discount of $40,000, along with $10,000 for the Buyer’s legal fees, accounting costs, due diligence, monitoring, and other transaction costs incurred in connection with the purchase and sale of the Note.

The Note has a redemption conversion price (the “Conversion Price”) equal to eighty percent (80%) of the lowest daily VWAP (the dollar volume-weighted average price for Ordinary Shares on the Nasdaq Capital Market) during the ten (10) consecutive trading days immediately preceding the conversion date or other date of determination, but not lower than US$0.1436 (or such lower amount as permitted, from time to time, by Nasdaq or other principal market) per ordinary share (the “Floor Price”). Beginning on the date that is six (6) months from the Purchase Price Date until the Outstanding Balance (each as defined in the Note) has been paid in full, the Buyer may convert the Note at its option into Ordinary Shares at the Conversion Price up to the Maximum Monthly Redemption Amount (as defined in the Note), provided that, in no event shall there be an Equity Conditions Failure Amount on the applicable Redemption Date (each as defined in the Note), and such failure is not waived in writing by the Buyer; or shall the Conversion Price be less than the Floor Price. The Company may, at its election, prepay all or any portion of the Outstanding Balance under the Note prior to the Maturity Date at a cash price equal to 120% of the portion of the Outstanding Balance to be prepaid.

Upon the occurrence of a Trigger Event (as defined in the Note), the Buyer shall have the right to increase the balance of the Note by 15% for Major Trigger Event (as defined in the Note) and 5% for Minor Trigger Event (as defined in the Note), which are at 25% in the aggregate. In addition, the Note provides that upon the occurrence of an Event of Default (as defined in the Note), the interest rate shall accrue on the Outstanding Balance at the rate equal to the lesser of 22% per annum or the maximum rate permitted under applicable law.  As of September 30, 2024, the Company has not experienced any events triggering the provisions.

On June 24, 2024, the Company repaid the convertible promissory note dated January 19, 2024 in full, and the investor released the Company from any and all obligations and liabilities under the note. As a result, the note was deemed paid in full, canceled and of no further force or effect.

Convertible notes 2: On June 21, 2024, the Company entered into the other securities purchase agreement with Streeterville Capital, LLC, relating to the issuance and sale of a senior unsecured convertible note in the principal amount of $1,360,000, at a purchase price of $1,250,000. The Note is convertible into Ordinary Shares, par value $0.025 (par value $0.001 prior to split) per share of the Company.

On June 21, 2024, the Company completed its issuance and sale to the Buyer of the Note pursuant to the Securities Purchase Agreement. The gross proceeds from the sale of the Note were $1,250,000, prior to deducting transaction fees and estimated expenses.

The Note bears a simple interest at a rate of 7% per annum. All outstanding principal and accrued interest on the Note will become due and payable on June 21, 2025, which is twelve (12) months after the purchase price of the Note is delivered by the Buyer to the Company. The Note includes an original issue discount of $100,000, along with $10,000 for the Buyer’s legal fees, accounting costs, due diligence, monitoring, and other transaction costs incurred in connection with the purchase and sale of the Note.

The Note has a redemption conversion price equal to eighty percent (80%) of the lowest daily VWAP during the ten (10) consecutive trading days immediately preceding the conversion date or other date of determination, but not lower than US$0.086 (or such lower amount as permitted, from time to time, by Nasdaq or other principal market) per ordinary share (the “Floor Price”). Beginning on the date from the Purchase Price Date until the Outstanding Balance has been paid in full, the Buyer may convert the Note at its option into Ordinary Shares at the Conversion Price up to the Maximum Monthly Redemption Amount as defined in the Note, provided that, in no event shall there be an Equity Conditions Failure Amount on the applicable Redemption Date, and such failure is not waived in writing by the Buyer; or shall the Conversion Price be less than the Floor Price. The Company may, at its election, prepay all or any portion of the Outstanding Balance under the Note prior to the Maturity Date at a cash price equal to 120% of the portion of the Outstanding Balance to be prepaid.

Upon the occurrence of a Trigger Event, the Buyer shall have the right to increase the balance of the Note by 15% for Major Trigger Event and 5% for Minor Trigger Event, which are at 25% in the aggregate. In addition, the Note provides that upon the occurrence of an Event of Default (as defined in the Note), the interest rate shall accrue on the Outstanding Balance at the rate equal to the lesser of 22% per annum or the maximum rate permitted under applicable law.

Streeterville Capital, LLC redeemed the Note in Redemption Conversion Shares in June, August, September and October 2024 with a price of US$0.3212, 0.2181, 0.2371 and 0.2523 prior to split respectively. On December 30, the Company repaid the rest of the Note. As a result, the note was deemed paid in full, canceled and of no further force or effect.

The movement of the convertible notes and amortized cost as of September 30, 2025 and September 30, 2024 consisted of the following:

	As of September 30,	As of September 30,
	2025	2024
Convertible Notes- Issued in June, 2024	$1,075,781	$1,360,000
Less cost of Share converted	183,993	204,764
Less repayment of the Notes	891,788	-
Less debt discount and debt issuance cost	-	79,455
	-	1,075,781
Less current portion of convertible notes payable	-	1,075,781
Long-term convertible notes payable	$-	$-

For the years ended September 30, 2025 and 2024, the Company recognized interest expense on convertible notes payable of nil and $4,044, and amortization of debt discount, included in interest expense of $41,655 and $54,825, respectively.